Income Taxes - Schedule of Reconciliation of the Difference Between the Expected Income Tax Expense or Benefit (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hong Kong
Income benefit at applicable statutory rate	[1]		$ (4,490,854)	$ (792,883)
Statutory income tax rate differential	[2]		3,593,100	(1,047,950)
Other foreign jurisdictions			(4,829)	(4,304)
Non-taxable income or non-deductible expenses			1,612	939,078
Reported income tax provision		$ 1,002	1,245	1,058
Reported income tax provision, percentage		0.00%
Current year change in valuation allowance			1,033,191	(45,629)
Prior year examination adjustment			$ (130,975)	$ 952,746
Hong Kong [Member]
Hong Kong
Income benefit at applicable statutory rate	[1]	$ (496,089)
Income benefit at applicable statutory rate, percentage	[1]	16.50%
Non-taxable income or non-deductible expenses		$ 281,932
Non-taxable income or non-deductible expenses, percentage		(9.30%)
Utilisation of unrecognised tax losses		$ 214,157
Utilisation of unrecognised tax losses, percentage		(7.20%)
Singapore [Member]
Hong Kong
Income benefit at applicable statutory rate		$ (100,438)
Income benefit at applicable statutory rate, percentage		16.50%
Statutory income tax rate differential		$ (3,458)
Statutory income tax rate differential, percentage		0.50%
Non-taxable income or non-deductible expenses		$ 103,896
Non-taxable income or non-deductible expenses, percentage		(17.00%)
Cayman Islands [Member]
Hong Kong
Income benefit at applicable statutory rate		$ (227,159)
Income benefit at applicable statutory rate, percentage		16.50%
Statutory income tax rate differential		$ 227,159
Statutory income tax rate differential, percentage		(16.50%)
Other foreign jurisdictions		$ 1,002
Other foreign jurisdictions, percentage		13.40%

[1]	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.
[2]	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.